Related Party Transactions (Investment Commitments with Related Parties) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Capital contribution to Shanghai Secco	¥ 230,997	¥ 5,300
Shanghai Secco Petrochemical Company Limited [member]
Disclosure of transactions between related parties [line items]
Capital contribution to Shanghai Secco	¥ 111,263	¥ 111,263